Notes and Capital Leases Payable (Tables)	12 Months Ended
Dec. 31, 2014
Notes and Capital Leases Payable [Abstract]
Summary of capital lease payable

	December 31, 2014	December 31, 2013
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $452	$17,000	$20,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $592.	12,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $590.	8,000	-
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $405.	12,000	-
Total capital leases	49,000	37,000
Less: current portion	(19,000)	(8,000)
Long-term portion of capital leases	$30,000	$29,000

Summary of capital lease meturies

	Year Ending December 31	Amount
	2015	$24,000
	2016	24,000
	2017	6,000
	2018	5,000
Net minimum lease payments		59,000
Less: Amount representing interest		(9,000)
Less: Taxes		(1,000)
Present value of net minimum lease payments		49,000
Less: Current maturities of capital lease obligations		(19,000)
Long-term capital lease obligations		$30,000